Northern Lights Fund Trust III

Swan Defined Risk U.S. Small Cap Fund

Swan Defined Risk Fund

Swan Defined Risk Emerging Markets Fund

Swan Defined Risk Foreign Developed Fund

Incorporated herein by reference is the definitive version of the Supplement for the Swan Defined Risk U.S. Small Cap Fund, Swan Defined Risk Fund, Swan Defined Risk Emerging Markets Fund and Swan Defined Risk Foreign Developed Fund, filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on January 31, 2017, (SEC Accession 0001580642-17-000603).